UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Owl Creek Asset Management
           --------------------------------------------------
Address:   640 Fifth Avenue, 20th Floor
           --------------------------------------------------
           New York, NY 10019
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  ________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dan Sapadin, CFO
           --------------------------------------------------

           --------------------------------------------------
Phone:     212 688 2550
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Dan Sapadin       New York, NY                    11/14/2008
     -------------------   ------------------------------  -------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        31
                                               -------------

Form 13F Information Table Value Total:       $4,807,829
                                               -------------
                                                (thousands)


List of Other Included Managers:


None









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

                                                     FORM 13F INFORMATION TABLE

    COLUMN 1                 COLUMN 2        COLUMN 3  COLUMN 4           COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                                        VALUE      SHRS OR   SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP   (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE    SHARED    NONE
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
ALTRIA GROUP INC             COM             02209S103   868,205 12,779,000  SH   CALL     SOLE            12,779,000    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
BANK OF AMERICA CORPORATION  COM             060505104   138,250  3,950,000  SH   PUT      SOLE             3,950,000    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
BERKSHIRE HATHAWAY INC DEL   CL A            084670108    35,654        273  SH            SOLE                   273    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
CABOT OIL & GAS CORP         COM             127097103    45,846  1,268,564  SH            SOLE             1,268,564    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
CHINA NEPSTAR CHAIN DRUGSTOR SPONSORED ADR   16943C109     1,086    222,000  SH            SOLE               222,000    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
CNX GAS CORP                 COM             12618H309     1,870     83,500  SH            SOLE                83,500    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
CONSOL ENERGY INC            COM             20854P109   168,793  3,678,200  SH            SOLE             3,678,200    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
FOMENTO ECONOMICO MEXICANO S SPON ADR UNITS  344419106   122,092  3,201,155  SH            SOLE             3,201,155    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
FOUNDATION COAL HLDGS INC    COM             35039W100    54,185  1,522,917  SH            SOLE             1,522,917    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
HUNTINGTON BANCSHARES INC    PFD CONV SER A  446150401    31,251     41,000  SH            SOLE                41,000    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
ISHARES TR                   RUSSELL 2000    464287655   204,000  3,000,000  SH   PUT      SOLE             3,000,000    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
JOY GLOBAL INC               COM             481165108   103,809  2,299,707  SH            SOLE             2,299,707    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
LEAP WIRELESS INTL INC       COM NEW         521863308   213,374  5,600,359  SH            SOLE             5,600,359    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
LOEWS CORP                   COM             540424108    48,632  1,231,512  SH            SOLE             1,231,512    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
LORILLARD INC                COM             544147101   235,442  3,309,093  SH            SOLE             3,309,093    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
MI DEVS INC                  CL A SUB VTG    55304X104    30,930  1,672,800  SH            SOLE             1,672,800    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
                             *W EXP
MIRANT CORP NEW              01/03/201       60467R118     1,715    428,801  SH            SOLE               428,801    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
NAVISTAR INTL CORP NEW       COM             63934E108   238,631  4,404,414  SH            SOLE             4,404,414    0       0
---------------------------  --------------  --------- ---------  ----------  ---  ----  ---------- --------- ----------------------
NUCOR CORP                   COM             670346105    35,266    892,800  SH            SOLE               892,800    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
OCH ZIFF CAP MGMT GROUP      CL A            67551U105    10,712    916,304  SH            SOLE               916,304    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
PETROHAWK ENERGY CORP        COM             716495106    30,600  1,414,695  SH            SOLE             1,414,695    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
PHILIP MORRIS INTL INC       COM             718172109    53,694  1,116,300  SH            SOLE             1,116,300    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
ROWAN COS INC                COM             779382100    60,492  1,980,088  SH            SOLE             1,980,088    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
SL GREEN RLTY CORP           COM             78440X101    33,173    511,929  SH            SOLE               511,929    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
                             UNIT
SP ACQUISITION HOLDINGS INC  99/99/9999      78470A203    14,250  1,500,000  SH            SOLE             1,500,000    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
SPDR TR                      UNIT SER 1      78462F103    14,545    125,400  SH            SOLE               125,400    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
SPDR TR                      UNIT SER 1      78462F103 1,713,973 14,776,900  SH   PUT      SOLE            14,776,900    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
UAL CORP                     COM NEW         902549807    61,726  7,022,300  SH   CALL     SOLE             7,022,300    0       0
---------------------------  --------------  --------- ---------  ----------  ---  ----  ---------- --------- ----------------------
WELLS FARGO & CO NEW         COM             949746101   105,084  2,800,000  SH   PUT      SOLE             2,800,000    0       0
---------------------------  --------------  --------- --------- ----------  ---  ----  ---------- --------- -----------------------
WILLIAMS COS INC DEL         COM             969457100   118,596  5,014,635  SH            SOLE             5,014,635    0       0
---------------------------  --------------  --------- ---------  ----------  ---  ----  ---------- --------- ----------------------
WILLIAMS COS INC DEL         COM             969457100    11,955    505,500  SH   CALL     SOLE               505,500    0       0
---------------------------  --------------  --------- ---------  ----------  ---  ----  ---------- --------- ----------------------

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